REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about revenues [Table Text Block]

	Year Ended December 31,
	2017	2016
Gross revenue from payable metals:
Silver (1)	$165,832	$199,942
Gold	69,608	64,039
Lead	23,949	27,208
Zinc	4,317	8,902
Gross revenue	263,706	300,091
Less: smelting and refining costs	(11,418)	(22,014)
Revenues	$252,288	$278,077
Silver as % of gross revenue	63%	67%

Disclosure of gold deliveries [Table Text Block]

	Year Ended December 31,
	2017	2016
Au ounces delivered to Sandstorm	10,107	9,992
Average Au price - Sandstorm	$388	$360
Average Au price - market	$1,257	$1,251